Related Party Transactions - Summary of Non-Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Fees and benefits	£ 1,634	£ 1,396	£ 1,364